Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2024
Inventories, Net [Abstract]
Schedule of Inventories Net	Inventories, net, consist of the following:
	June 30, 2024	June 30, 2023
Semiconductors	$325,428	$764,592
Equipment, tools and others	13,858	71,117
Inventory valuation allowance	-	(1,851)
Total inventory, net	$339,286	$833,858

Schedule of Inventory Impairment Movement	Inventory impairment movement is as follows:
	June 30, 2024	June 30, 2023
Beginning balance	$1,851	$-
Additions/(Reversal)	(1,851)	1,851
Ending balance	$-	$1,851